BATTLE FOWLER LLP
                        A LIMITED LIABILITY PARTNERSHIP
                              75 East 55th Street
                            New York, New York 10022
                                 (212) 856-7000


                                 (212) 856-6918


                                 (212) 856-7816



                            cvogel@battlefowler.com


                                  May 25, 2000


VIA EDGAR TRANSMISSION
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C.  20549

                Re:     Delafield Fund, Inc. (the "Fund")
                        SEC Registration No. 333-33308
                        Rule 497(j) Certification
                        -------------------------

Dear Sir or Madam:

                  On behalf of our client, the above-mentioned Fund, transmitted herewith is a certification in compliance with Rule 497(j) of the Securities Act of 1933 certifying (i) that the form of Prospectus and Statement of Additional Information dated May 11, 2000 relating to the above-referenced filing that would have been filed under Rule 497(b) is not different from that contained in the most Pre-effective Amendment No. 2 to Registration Statement on Form N-14, and (ii) that the text of such amendment has been filed electronically with the Commission on May 8, 2000.

                                                Very truly yours,


                                                /s/Carla P.S. Vogel
                                                -------------------
                                                Carla P.S. Vogel

CPV:slw

cc:      Delafield Fund, Inc.
         Howie Hollock


956320.1